Insurance Contracts_Credit Risk Reinsurance Companies That Deal With The Group(Details) - Non-life insurance ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)
Ceded Credit Risk LineItems[Line Items]
Reinsuance assets	₩ 776,340	[1]
Net receivables from reinsurers	237,750	[2]
Total	₩ 1,014,090
KOREANRE | AA
Ceded Credit Risk LineItems[Line Items]
Ratio	65.45%
SWISSREREINSURANCE | AAA
Ceded Credit Risk LineItems[Line Items]
Ratio	4.61%
HDIgerling | AA+
Ceded Credit Risk LineItems[Line Items]
Ratio	3.69%

[1]	Net carrying amounts that deduct impairment loss
[2]	Net carrying amounts of each reinsurance company that offsets reinsurance accounts receivable and reinsurance accounts payable and deduct allowance for loan losses